Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	IMRS
Entity Common Stock, Shares Outstanding	0
Entity Registrant Name	IMRIS Inc.
Entity Central Index Key	0001489161
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes